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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4992

                          MFS HIGH YIELD MUNICIPAL TRUST
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2011 - June 30, 2012

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ITEM 1.  PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04992
Reporting Period: 07/01/2011 - 06/30/2012
MFS High Yield Municipal Trust









======================== MFS High Yield Municipal Trust ========================


TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BN5
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BP0
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BS4
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title):  JOHN M. CORCORAN*
                           ---------------------------------------------------
                           John M. Corcoran,
                           Principal Executive Officer & President

Date:  August 13, 2012

*By  (Signature and Title) /s/ Susan S. Newton
                           ---------------------------------------------------
                           Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 18/th/, 2012. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 54 filed with the SEC via EDGAR on July 26, 2012.